Invested Assets and Investment Income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Invested Assets and Investment Income
Note 4 Invested Assets and Investment Income
(a) Carrying values and fair values of invested assets

As at December 31, 2023	FVTPL (1)	FVOCI (2)	Other (3)	Total carrying value	Total fair value (4)
Cash and short-term securities (5)	$1	$13,993	$6,344	$20,338	$20,338
Debt securities (6),(7)
Canadian government and agency	1,219	19,769	–	20,988	20,988
U.S. government and agency	1,303	26,287	888	28,478	28,251
Other government and agency	90	30,576	–	30,666	30,666
Corporate	2,372	127,190	484	130,046	129,899
Mortgage / asset-backed securities	16	1,955	–	1,971	1,971
Public equities (FVTPL mandatory)	25,531	–	–	25,531	25,531
Mortgages	1,055	28,473	22,893	52,421	52,310
Private placements (7)	654	44,952	–	45,606	45,606
Loans to Bank clients	–	–	2,436	2,436	2,411
Real estate
Own use property (8),(9)	–	–	2,591	2,591	2,716
Investment property	–	–	10,458	10,458	10,458
Other invested assets
Alternative long-duration assets (10)	29,671	360	11,403	41,434	42,313
Various other (11)	126	–	4,120	4,246	4,246
Total invested assets	$62,038	$293,555	$61,617	$417,210	$417,704

As at December 31, 2022	FVTPL (1)	FVOCI (2)	Other (3)	Total carrying value	Total fair value (4)
Cash and short-term securities (5)	$–	$12,859	$6,294	$19,153	$19,153
Debt securities (6),(7)
Canadian government and agency	987	20,279	–	21,266	21,266
U.S. government and agency	1,378	22,446	912	24,736	24,494
Other government and agency	159	26,314	–	26,473	26,473
Corporate	2,209	126,371	499	129,079	128,910
Mortgage / asset-backed securities	22	2,266	–	2,288	2,288
Public equities (FVTPL mandatory)	23,519	–	–	23,519	23,519
Mortgages	1,138	28,621	22,006	51,765	51,372
Private placements (7)	516	41,494	–	42,010	42,010
Loans to Bank clients	–	–	2,781	2,781	2,760
Real estate
Own use property (8),(9)	–	–	2,852	2,852	3,008
Investment property	–	–	11,417	11,417	11,417
Other invested assets
Alternative long-duration assets (10)	26,938	296	11,226	38,460	39,225
Various other (11)	130	–	4,213	4,343	4,343
Total invested assets	$56,996	$280,946	$62,200	$400,142	$400,238

(1)
FVTPL classification was elected for debt instruments backing certain insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.

(2)
FVOCI classification for debt instruments backing certain insurance contract liabilities inherently reduces any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.

(3)
Other includes mortgages and loans to Bank clients held at amortized cost, own use properties, investment properties, equity method accounted investments, and leveraged leases. Also includes debt securities, which qualify as having SPPI, are held to collect contractual cash flows and are carried at amortized cost.

(4)
Invested assets above include debt securities, mortgages, private placements and approximately $
360
(2022 – $
302
) of other invested assets, which primarily qualify as SPPI. Invested assets which do not have SPPI qualifying cash flows as at December 31, 2023 include debt securities, private placements and other invested assets with fair values of $
nil
, $
115
and $
539
, respectively (2022 – $nil, $
98
and $
507
, respectively). The change in the fair value of these invested assets for the year ended December 31, 2023 was $
49
increase (20
2
2 – $
94
decrease). The methodologies used in determining fair values of invested assets are described in note 1 (c) and note 4 (g).

(5)
Includes short-term securities with maturities of less than one year at acquisition amounting to $
6,162
(2022 – $
4,148
), cash equivalents with maturities of less than 90 days at acquisition amounting to $
7,832
(2022 – $
8,711
) and cash of $
6,344
(2022 – $
6,294
).

(6)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $ 1,294 and $ 1,413 , respectively (2022 – $ 1,787 and $ 870 , respectively).
(7)
Floating rate invested assets above which are subject to interest rate benchmark reform, but have not yet transitioned to replacement reference rates, include debt securities benchmarked to CDOR and AUD BBSW of $
167
and $
16
, respectively
 (2022 – $
173
and $
15
, respectively), and private placements benchmarked to AUD BBSW and NZD BKBM of $
198
and $
61
, respectively
 (2022 – $
199
and $
43
, respectively). USD LIBOR was decommissioned on June 30, 2023. Exposures indexed to CDOR represent floating rate invested assets with maturity dates beyond June 28, 2024. The interest rate benchmark reform is expected to have an impact on the valuation of invested assets whose value is tied to the affected interest rate benchmarks. The Company has assessed its exposure at the contract level, by benchmark and instrument type. The Company is monitoring market developments with respect to alternative reference rates and the time horizon during which they will evolve. As at December 31, 2023, the interest rate benchmark reform has not resulted in significant changes in the Company’s risk management strategy.

(8)	Includes accumulated depreciation of $57 (2022 – $411).
(9)
Own use property of $
2,430
as at December 31, 2023 (December 31, 2022 – $
2,682
), are underlying items for insurance contracts with direct participating features and are measured at fair value as if they were investment properties, as permitted by IAS 16. Own use property of $161 (December 31, 2022 – $170) is carried at cost less accumulated depreciation and any accumulated impairment losses.

(1 0 )
ALDA include investments in private equity of $
15,445
, infrastructure of $
14,950
, timber and agriculture of $
5,719
, energy of $
1,859
and various other ALDA of $
3,461
(2022 – $
14,153
, $
12,751
, $
5,979
, $
2,347
and $
3,230
, respectively).

(1 1 )	Includes $ 3,790 (2022 – $ 3,840 ) of leveraged leases. Refer to note 1 (e).
(b) Equity method accounted invested assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2023		2022
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,790	35	$3,840	37
Infrastructure	3,942	37	3,298	32
Timber and agriculture	854	8	822	8
Real estate	1,704	16	1,876	18
Other	443	4	487	5
Total	$10,733	100	$10,323	100
The Company’s share of profit from these investments for the year ended December 31, 2023 was
$399
(2022 –
$852
).
(c) Investment income

For the year ended December 31, 2023	FVTPL	FVOCI	Other (1)	Total
Cash and short-term securities
Interest income	$–	$837	$–	$837
Gains (losses) (2)	–	10	–	10
Debt securities
Interest income	212	7,437	28	7,677
Gains (losses) (2)	152	262	–	414
Impairment loss, net (3)	–	(4)	–	(4)
Public equities
Dividend income	625	–	–	625
Gains (losses) (2)	2,255	–	–	2,255
Impairment loss, net (3)	–	–	–	–
Mortgages
Interest income	–	2,290	–	2,290
Gains (losses) (2)	99	–	–	99
Provision, net	–	–	(150)	(150)
Private placements
Interest income	–	2,318	–	2,318
Gains (losses) (2)	20	355	–	375
Impairment loss, net (3)	–	(72)	–	(72)
Loans to Bank clients
Interest income	–	–	201	201
Provision, net	–	–	(3)	(3)
Real estate
Rental income, net of depreciation (4)	–	–	496	496
Gains (losses) (2)	–	–	(1,286)	(1,286)
Impairment loss, net (3)	–	–	–	–
Derivatives
Interest income, net	(561)	–	–	(561)
Gains (losses) (2)	1,147	–	–	1,147
Other invested assets
Interest income	17	23	–	40
Energy, timber, agriculture and other income	2,197	–	–	2,197
Gains (losses) (2)	487	–	1	488
Impairment loss, net (3)	(74)	–	(1)	(75)
Total investment income (loss)	$6,576	$13,456	$(714)	$19,318
Investment income
Interest income	$(332)	$12,905	$229	$12,802
Dividends, rental income and other income	2,822	–	496	3,318
Impairments, provisions and recoveries, net (3)	(74)	(76)	(154)	(304)
Other	372	(12)	4	364
	2,788	12,817	575	16,180
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	153	277	–	430
Public equities	2,157	–	–	2,157
Mortgages	99	–	–	99
Private placements	20	355	–	375
Real estate	–	–	(1,289)	(1,289)
Other invested assets	484	7	–	491
Derivatives	875	–	–	875
	3,788	639	(1,289)	3,138
Total investment income (loss)	$6,576	$13,456	$(714)	$19,318
Investment expenses				(1,297)
Net investment income (loss)				$18,021

(1)
Primarily includes investment income on loans carried at amortized cost, own use real estate properties, investment real estate properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, energy investments and leveraged leases.

(2)
Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, investment real estate properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at FVOCI and other invested assets carried at amortized cost.

(3)
The Company adopted IFRS 9’s ECL impairment requirements as at January 1, 2023 without restating the comparative period. Impairments for 2023 are based on IFRS 9’s ECL requirements and impairments for 2022 are based on IAS 39’s incurred loss impairment requirements.

(4)	Rental income from investment real estate properties is net of direct operating expenses.

For the year ended December 31, 2022	FVTPL	FVOCI	Other (1)	Total
Cash and short-term securities
Interest income	$–	$313	$–	$313
Gains (losses) (2)	–	121	–	121
Debt securities
Interest income	139	6,990	26	7,155
Gains (losses) (2)	–	(1,050)	–	(1,050)
Impairment loss, net (3)	–	–	–	–
Public equities
Dividend income	548	–	–	548
Gains (losses) (2)	(3,995)	–	–	(3,995)
Impairment loss, net (3)	–	–	–	–
Mortgages
Interest income	–	1,914	–	1,914
Gains (losses) (2)	–	(52)	–	(52)
Provision, net	–	–	1	1
Private placements
Interest income	–	2,008	–	2,008
Gains (losses) (2)	–	233	–	233
Impairment loss, net (3)	–	–	–	–
Loans to Bank clients
Interest income	–	–	138	138
Provision, net	–	–	(4)	(4)
Real estate
Rental income, net of depreciation (4)	–	–	490	490
Gains (losses) (2)	–	–	(591)	(591)
Impairment loss, net (3)	–	–	–	–
Derivatives
Interest income, net	515	–	–	515
Gains (losses) (2)	(10,639)	–	–	(10,639)
Other invested assets
Interest income	14	6	–	20
Energy, timber, agriculture and other income	2,862	–	–	2,862
Gains (losses) (2)	1,641	4	–	1,645
Impairment loss, net (3)	(74)	–	–	(74)
Total investment income (loss)	$(8,989)	$10,487	$60	$1,558
Investment income
Interest income	$668	$11,231	$164	$12,063
Dividend, rental and other income	3,410	–	490	3,900
Impairments, provisions and recoveries, net (3)	(74)	–	(3)	(77)
Other	(121)	(548)	(13)	(682)
	3,883	10,683	638	15,204
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	–	(504)	–	(504)
Public equities	(3,825)	–	–	(3,825)
Mortgages	–	(52)	–	(52)
Private placements	–	234	–	234
Real estate	–	–	(578)	(578)
Other invested assets	1,665	126	–	1,791
Derivatives	(10,712)	–	–	(10,712)
	(12,872)	(196)	(578)	(13,646)
Total investment income (loss)	$(8,989)	$10,487	$60	$1,558
Investment expenses				(1,221)
Net investment income (loss)				$337
Note: For footnotes (1) to (4), refer to the “Investment income” table for the year ended December 31, 2023 above.
(d) Investment expenses
The following table presents total investment expenses.

For the years ended December 31,	2023	2022
Related to invested assets	$720	$679
Related to segregated, mutual and other funds	577	542
Total investment expenses	$1,297	$1,221
(e) Investment properties
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2023	2022
Rental income from investment properties	$840	$825
Direct operating expenses of rental investment properties	(473)	(458)
Total	$367	$367
(f) Mortgage securitization
The Company securitizes certain insured and uninsured fixed and variable rate residential mortgages and Home Equity Lines of Credit (“HELOC”) through creation of mortgage-backed securities under the Canadian Mortgage Bond Program (“CMB”), and the HELOC securitization program.
Benefits received from these securitizations include interest spread between the assets and associated liabilities. There is no credit exposure from securitized mortgages under the Canada Mortgage and Housing Corporation (“CMHC”) sponsored CMB securitization program as they are insured by CMHC and other third-party insurance programs against borrowers’ default. Mortgages securitized in the Platinum Canadian Mortgage Trust II (“PCMT II”) program are uninsured.
Cash flows received from the underlying securitized assets/mortgages are used to settle the related secured borrowing liabilities. For CMB transactions, receipts of principal are deposited into a trust account for settlement of the liabilities at time of maturity. These transferred assets and related cash flows cannot be further transferred or used for other purposes by the Company. For HELOC transactions, investors are entitled to periodic interest payments, and the remaining cash receipts of principal are allocated to the Company (the “Seller”) during the revolving periods of the transactions and are accumulated for settlement during accumulation periods or repaid to the investors monthly during reduction periods, based on the terms of the notes.
Securitized assets and secured borrowing liabilities

As at December 31, 2023	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)	Net
HELOC securitization (1)	$2,880	$32	$2,912	$2,750	$162
CMB securitization (3)	2,900	–	2,900	2,806	94
Total	$5,780	$32	$5,812	$5,556	$256

As at December 31, 2022	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)	Net
HELOC securitization (1)	$2,880	$44	$2,924	$2,750	$174
CMB securitization (3)	2,318	–	2,318	2,273	45
Total	$5,198	$44	$5,242	$5,023	$219

(1)
Manulife Bank, a subsidiary, securitizes a portion of its HELOC receivables through PCMT II. PCMT II funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liabilities.

(2)
The PCMT II notes payable have floating rates of interest and are secured by the PCMT II assets. Under the terms of the agreements,

principal
of $27
is expected to be repaid within one year, $1,973 within 1-3 years, $750 within 3-5 years and $nil beyond 5 years
, respectively

(2022 – $nil, $1,209, $1,049 and $492
,
r
espectively). There is no specific maturity date for the contractual agreements. Under the terms of the notes, additional collateral must be provided to the series as added credit protection and the Series Purchase Agreements govern the amount of over-collateralization for each of the term notes outstanding.

(3)
Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

As at December 31, 2023, the fair value of securitized assets and associated liabilities were $5,782 and $5,456, respectively (2022 – $5,167 and $4,865, respectively).

(g) Fair value measurement
The following table presents fair values and the fair value hierarchy of invested assets and segregated funds net assets measured at fair value in the Consolidated Statements of Financial Position.

As at December 31, 2023	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$13,993	$–	$13,993	$–
FVTPL	1	–	1	–
Other	6,343	6,343	–	–
Debt securities
FVOCI
Canadian government and agency	19,769	–	19,769	–
U.S. government and agency	26,287	–	26,287	–
Other government and agency	30,576	–	30,566	10
Corporate	127,190	–	126,959	231
Residential mortgage-backed securities	6	–	6	–
Commercial mortgage-backed securities	370	–	370	–
Other asset-backed securities	1,579	–	1,558	21
FVTPL
Canadian government and agency	1,219	–	1,219	–
U.S. government and agency	1,303	–	1,303	–
Other government and agency	90	–	90	–
Corporate	2,372	–	2,372	–
Commercial mortgage-backed securities	1	–	1	–
Other asset-backed securities	15	–	15	–
Private placements (1)
FVOCI	44,952	–	37,270	7,682
FVTPL	654	–	575	79
Mortgages
FVOCI	28,473	–	–	28,473
FVTPL	1,055	–	–	1,055
Public equities
FVTPL	25,531	25,423	67	41
Real estate (2)
Investment property	10,458	–	–	10,458
Own use property	2,430	–	–	2,430
Other invested assets (3)	33,653	68	–	33,585
Segregated funds net assets (4)	377,544	343,061	30,991	3,492
Total	$755,864	$374,895	$293,412	$87,557

(1)
Fair value of private placements is determined through an internal valuation methodology using both observable and non-market observable inputs. Non-market observable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(2)
For real estate properties, the significant non-market observable inputs are capitalization rates ranging from
2.72
% to
10.75
% during the year ended December 31, 2023
(2022 –
ranging from
2.25
% to
9.00
%),
terminal capitalization rates

ranging from
3.00
% to
10.00
% during the year ended December 31,
2023
(2022 –
ranging from
3.25
% to
9.50
%)
and discount rates

ranging from
3.20
% to
14.00
% during the year ended December 31, 2023
(2022 –
ranging from
3.30
% to
11.00
%).
Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in non-market observable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(3)
Other invested assets measured at fair value are held in infrastructure and timber sectors and include fund investments of $27,532 recorded at net asset value.
 The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ended December 31, 2023 ranged from
7.35
% to
15.60
% (2022 – ranged from
7.15
% to
15.60
%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland properties are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ended December 31, 2023 ranged from 4.00% to 7.00% (2022 – ranged from 4.25% to 7.00%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(4)
Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds underlying assets are predominantly investment properties and timberland properties valued as described above.

As at December 31, 2022	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$12,859	$–	$12,859	$–
Other	6,294	6,294	–	–
Debt securities
FVOCI
Canadian government and agency	20,279	–	20,279	–
U.S. government and agency	22,446	–	22,446	–
Other government and agency	26,314	–	26,305	9
Corporate	126,371	–	126,339	32
Residential mortgage-backed securities	7	–	7	–
Commercial mortgage-backed securities	589	–	589	–
Other asset-backed securities	1,670	–	1,644	26
FVTPL
Canadian government and agency	987	–	987	–
U.S. government and agency	1,378	–	1,378	–
Other government and agency	159	–	159	–
Corporate	2,209	–	2,209	–
Commercial mortgage-backed securities	6	–	6	–
Other asset-backed securities	16	–	16	–
Private placements (1)
FVOCI	41,494	–	33,666	7,828
FVTPL	516	–	485	31
Mortgages
FVOCI	28,621	–	–	28,621
FVTPL	1,138	–	–	1,138
Public equities
FVTPL	23,519	23,448	–	71
Real estate (2)
Investment property	11,417	–	–	11,417
Own use property	2,682	–	–	2,682
Other invested assets (3)	31,095	26	–	31,069
Segregated funds net assets (4)	348,562	314,436	30,141	3,985
Total	$710,628	$344,204	$279,515	$86,909
Note: For footnotes (1) to (4), refer to the “Fair value measurement” table as at December 31, 2023 above.
The following table presents fair value of invested assets not measured at fair value
by the fair value hierarchy.

As at December 31, 2023	Carrying value	Total fair value	Level 1	Level 2	Level 3
Short-term securities	$1	$1	$–	$1	$–
Mortgages (1)	22,893	22,782	–	–	22,782
Loans to Bank clients (2)	2,436	2,411	–	2,411	–
Real estate – own use property (3)	161	286	–	–	286
Public bonds held at amortized cost	1,372	998	–	998	–
Other invested assets (4)	12,027	12,906	240	–	12,666
Total invested assets disclosed at fair value	$38,890	$39,384	$240	$3,410	$35,734

As at December 31, 2022	Carrying value	Total fair value	Level 1	Level 2	Level 3
Mortgages (1)	$22,006	$21,613	$–	$–	$21,613
Loans to Bank clients (2)	2,781	2,760	–	2,760	–
Real estate – own use property (3)	170	326	–	–	326
Public bonds held at amortized cost	1,411	1,000	–	1,000	–
Other invested assets(4)	11,708	12,473	72	–	12,401
Total invested assets disclosed at fair value	$38,076	$38,172	$72	$3,760	$34,340

(1)
Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and non-market observable inputs. Non-market observable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)
Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(3)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1(e).
(4)
Primarily includes leveraged leases of $3,790 (2022 – $3,840
), and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for energy properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

Transfers between Level 1 and Level 2
The Company records transfers of assets and liabilities between Level 1 and Level 2 at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. During the year ended December 31, 2023, the Company had $nil of transfers between Level 1 and Level 2 (2022 – $nil).
For segregated funds net assets, during the year ended December 31, 2023, the Company had $nil transfers from Level 1 to Level 2 (2022 – $nil). During the year ended December 31, 2023, the Company had $nil transfers from Level 2 to Level 1 (2022 – $nil).
Invested assets and segregated funds net assets measured at fair value using significant non-market observable inputs (Level 3)
The Company classifies fair values of invested assets and segregated funds net assets as Level 3 if there are no observable markets for these assets or, in the absence of active markets, significant non-market observable inputs are used to determine fair value. The Company prioritizes the use of market-based inputs over non-market observable inputs in determining Level 3 fair values. The gains and losses in the table below include the changes in fair value due to both observable and non-market observable factors.
The following table presents the movement in invested assets, net derivatives and segregated funds net assets measured at fair value using significant non-market observable inputs (Level 3) for the year ended December 31, 2023 and 2022.

For the year ended December 31, 2023	Balance, January 1, 2023	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3),(4)	Currency movement	Balance, December 31, 2023	Change in unrealized gains (losses) on assets still held
Debt instruments
FVOCI
Other government & agency	$9	$–	$–	$2	$–	$–	$–	$–	$(1)	$10	$–
Corporate	32	–	3	178	–	(7)	25	–	–	231	–
Other securitized assets	26	–	1	–	–	(5)	–	–	(1)	21	–
Public equities
FVTPL	71	–	–	37	–	–	–	(67)	–	41	–
Private placements
FVOCI	7,828	(4)	258	1,942	(497)	(1,172)	2,546	(2,907)	(312)	7,682	–
FVTPL	31	44	–	17	–	(1)	34	(47)	1	79	44
Mortgages
FVOCI	28,621	65	830	1,984	(1,626)	(856)	–	–	(545)	28,473	–
FVTPL	1,138	37	–	160	(239)	(39)	–	–	(2)	1,055	–
Investment property	11,417	(1,054)	–	416	(122)	–	–	–	(199)	10,458	(1,055)
Own use property	2,682	(234)	–	20	–	–	–	–	(38)	2,430	(234)
Other invested assets	31,069	423	7	4,760	(522)	(1,219)	–	(68)	(865)	33,585	647
Total invested assets	82,924	(723)	1,099	9,516	(3,006)	(3,299)	2,605	(3,089)	(1,962)	84,065	(598)
Derivatives, net	(3,188)	(144)	–	–	–	960	–	165	41	(2,166)	17
Segregated funds net assets	3,985	(97)	–	110	(466)	24	–	(15)	(49)	3,492	32
Total	$83,721	$(964)	$1,099	$9,626	$(3,472)	$(2,315)	$2,605	$(2,939)	$(1,970)	$85,391	$(549)

(1)
These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in Investment income related to segregated funds net assets. Refer to notes 1 (h) and 23.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)
The Company uses fair values of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.

(4)	Private placement bonds of $1,771 with maturity dates beyond 30 years were reclassed from Level 3 to Level 2 in the current period to align with the fair value leveling treatment of public bonds.

For the year ended December 31, 2022	Balance, January 1, 2022	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3)	Currency movement	Balance, December 31, 2022	Change in unrealized gains (losses) on assets still held
Debt instruments
FVOCI
Other government & agency	$–	$–	$–	$–	$–	$–	$9	$–	$–	$9	$–
Corporate	41	–	(1)	27	–	(1)	6	(42)	2	32	–
Other securitized assets	28	–	2	–	–	(4)	–	–	–	26	–
Public equities
FVTPL	–	(6)	–	69	(84)	–	87	–	5	71	(13)
Private placements
FVOCI	5,136	(9)	(1,453)	1,697	(89)	(188)	2,876	(362)	220	7,828	–
FVTPL	30	(7)	–	–	–	(1)	9	–	–	31	(7)
Mortgages
FVOCI	31,798	(76)	(4,692)	3,511	(2,411)	(757)	–	–	1,248	28,621	–
FVTPL	1,203	(117)	–	110	(22)	(38)	–	–	2	1,138	–
Investment property	11,443	(443)	–	312	(237)	–	17	–	325	11,417	(445)
Own use property	2,661	(120)	–	20	–	–	(15)	–	136	2,682	(120)
Other invested assets	24,884	1,934	5	4,938	(668)	(1,519)	248	–	1,247	31,069	2,057
Total invested assets	77,224	1,156	(6,139)	10,684	(3,511)	(2,508)	3,237	(404)	3,185	82,924	1,472
Derivatives, net	2,101	(5,429)	(7)	(109)	–	775	–	(356)	(163)	(3,188)	(3,527)
Segregated funds net assets	4,281	475	–	246	(1,113)	(46)	–	(1)	143	3,985	79
Total	$83,606	$(3,798)	$(6,146)	$10,821	$(4,624)	$(1,779)	$3,237	$(761)	$3,165	$83,721	$(1,976)

Note: For footnotes (1) to (4), refer to the “Invested assets and segregated funds net assets measured at fair value using significant non-market observable inputs (Level 3)” table for the year ended December 31, 2023 above.
Transfers into Level 3 primarily result from securities that were impaired during the periods or securities where a lack of observable market data (versus the previous period) resulted in reclassifying assets into Level 3. Transfers from Level 3 primarily result from observable market data becoming available for the entire term structure of the debt security.
(h) Remaining term to maturity
The following table presents remaining term to maturity for invested assets.

	Remaining terms to maturities (1)
As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$20,338	$–	$–	$–	$–	$–	$20,338
Debt securities
Canadian government and agency	657	1,435	1,580	3,656	13,660	–	20,988
U.S. government and agency	297	725	744	4,504	22,208	–	28,478
Other government and agency	412	1,052	1,892	3,864	23,446	–	30,666
Corporate	8,475	15,512	18,548	33,361	54,100	50	130,046
Mortgage / asset-backed securities	106	153	279	556	877	–	1,971
Public equities	–	–	–	–	–	25,531	25,531
Mortgages	3,363	12,076	10,181	7,690	9,644	9,467	52,421
Private placements	1,418	3,486	4,704	9,137	26,790	71	45,606
Loans to Bank clients	39	23	1	–	–	2,373	2,436
Real estate
Own use property	–	–	–	–	–	2,591	2,591
Investment property	–	–	–	–	–	10,458	10,458
Other invested assets
Alternative long-duration assets	–	67	22	82	732	40,531	41,434
Various other (2)	–	–	19	1,528	2,242	457	4,246
Total invested assets	$35,105	$34,529	$37,970	$64,378	$153,699	$91,529	$417,210

(1)	Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.
(2)	Primarily includes equity method accounted investments and leveraged leases.

	Remaining terms to maturities (1)
As at December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$19,153	$–	$–	$–	$–	$–	$19,153
Debt securities
Canadian government and agency	738	1,242	2,536	3,811	12,939	–	21,266
U.S. government and agency	380	775	505	3,560	19,516	–	24,736
Other government and agency	457	753	1,490	3,801	19,972	–	26,473
Corporate	8,599	14,542	16,767	36,778	52,392	1	129,079
Mortgage / asset-backed securities	6	89	265	574	1,354	–	2,288
Public equities	–	–	–	–	–	23,519	23,519
Mortgages	3,288	7,838	10,911	7,906	11,629	10,193	51,765
Private placements	1,485	2,962	4,090	7,958	25,440	75	42,010
Loans to Bank clients	40	18	5	–	2	2,716	2,781
Real estate
Own use property	–	–	–	–	–	2,852	2,852
Investment property	–	–	–	–	–	11,417	11,417
Other invested assets
Alternative long-duration assets	1	46	22	35	674	37,682	38,460
Various other (2)	105	–	19	509	3,206	504	4,343
Total invested assets	$34,252	$28,265	$36,610	$64,932	$147,124	$88,959	$400,142
Note: For footnotes (1) to (2), refer to the “Remaining term to maturity” table as at December 31, 2023 above.